Organization and Operations of the Company	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations of the Company
Organization
Greenbacker Renewable Energy Company LLC (the “Company”) is a Delaware limited liability company formed in December 2012. The Company is an energy transition, renewable energy and investment management (“IM”) company that acquires, constructs and operates renewable energy and energy efficiency projects, as well as finances the construction and/or operation of these and other sustainable development projects and businesses and provides investment management services to funds within the sustainable infrastructure and renewable energy industry through Greenbacker Capital Management LLC (“GCM”). As of June 30, 2026, the Company’s fleet comprised 220 renewable energy projects with an aggregate power production capacity of approximately 2.7 gigawatts (“GW”), which includes operating capacity of approximately 1.3 GW and pre-operational capacity of approximately 1.4 GW. The Company divested certain projects in the IPP segment during the year ended December 31, 2025. As of June 30, 2026, GCM serves as the registered investment adviser of four funds in the sustainable and renewable energy industry.
The Company conducts substantially all of its operations through its wholly owned subsidiary, Greenbacker Renewable Energy Corporation (“GREC”), which includes GCM and other related entities, all of which are wholly owned subsidiaries of GREC, pursuant to the management internalization transaction completed in 2022 (“the Acquisition”). The Company’s fiscal year-end is December 31.

Note 1. Organization and Operations of the Company
Organization
Greenbacker Renewable Energy Company LLC (the “Company”) is a Delaware limited liability company formed in December 2012. The Company is an energy transition, renewable energy and investment management (“IM”) company that acquires, constructs and operates renewable energy and energy efficiency projects, as well as finances the construction and/or operation of these and other sustainable development projects and businesses and provides investment management services to funds within the sustainable infrastructure and renewable energy industry through Greenbacker Capital Management LLC (“GCM”). As of December 31, 2025, the Company’s fleet comprised 220 renewable energy projects with an aggregate power production capacity of approximately 2.8 gigawatts (“GW”), which includes operating capacity of approximately 1.4 GW and pre-operational capacity of approximately 1.4 GW. The Company divested certain projects in the IPP segment during the year ended December 31, 2025. Refer to Note 3. Acquisitions and Divestitures for further details. As of December 31, 2025, GCM serves as the registered investment adviser of four funds in the sustainable and renewable energy industry.
In May 2022, the Company completed a management internalization transaction (“the Acquisition”) pursuant to which it acquired substantially all of the business and assets including intellectual property and personnel of its external advisor and related affiliates. Following the Acquisition, the Company began operating as a fully integrated, internally managed owner-operator of sustainable infrastructure and renewable energy assets and as a third-party investment manager. The Company conducts substantially all its operations through its wholly owned subsidiary, Greenbacker Renewable Energy Corporation (“GREC”). The Company operates as a fully integrated and internally managed company after acquiring GCM and several other related entities, which are now wholly owned subsidiaries of GREC. The Company’s fiscal year-end is December 31.
Note 1. Organization and Operations of the Company